Fair Values of Financial Instruments and Interest Rate Risk - Fair Value Information for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 88,524	$ 91,299
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,012	4,955
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	83,512	86,344
Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,029	4,771
Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	88,524	91,299
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,012	4,955
Fair Value on a Recurring Basis [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	25,686	51,916
Fair Value on a Recurring Basis [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	38,576	16,702
Fair Value on a Recurring Basis [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	14,221	12,955
Fair Value on a Recurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,012	4,955
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,012	4,955
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	83,512	86,344
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	25,686	51,916
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	38,576	16,702
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	14,221	12,955
Fair Value on a Recurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | GSE - Mortgage-backed Securities and CMO's [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 3 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,029	4,771
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	0	0
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	5,029	4,771
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 0	$ 0